Shareholder Fees {- Fidelity Series Opportunistic Insights Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Series Opportunistic Insights Fund Series PRO-08 | Fidelity Series Opportunistic Insights Fund
Shareholder Fees:
(fees paid directly from your investment)	none